Taxation - Disclosure of Tax on Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
UK corporation tax on profit for the year	£ 255	£ 413	£ 509
Adjustments in respect of prior years	(30)	(22)	(27)
Total current tax	225	391	482
Deferred tax:
Charge for the year	51	11	23
Adjustments in respect of prior years	(4)	1	9
Total deferred tax	47	12	32
Tax on profit	£ 272	£ 403	£ 514